Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	34,473,089
Proposed Maximum Offering Price per Unit	9.7550
Maximum Aggregate Offering Price	$ 336,284,983.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 51,485.24
Offering Note	Pursuant to Rule 416 under the Securities Act, the ordinary shares registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Consists of (i) 69,419 Commitment Shares and (ii) 34,403,670 VWAP Purchase Shares. All the ordinary shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices of the Company’s ordinary shares as reported on the Nasdaq Global Market on September 23, 2025, which date is within five business days of the filing this Registration Statement on Form F-1.